OTHER LIABILITIES (CURRENT AND NON-CURRENT) (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Breakdown of other current liabilities [Abstract]
Redeemable financial liabilities		€ 115.7	€ 115.0	€ 151.1
Current financial liabilities at FVTPL, total		115.7	115.0	151.1
Accruals on completed contracts		53.3	65.7	67.1
Other taxes payable		105.1	82.6	106.3
Social security liability		33.4	36.9	34.8
Payables on litigation settlement	[1]	42.0	59.7	0.0
Other		44.8	36.6	71.0
Other current liabilities, total		278.6	281.5	279.2
Total other current liabilities		€ 394.3	396.5	430.3
Term of deferred prosecution agreement		3 years
Breakdown of other non-current liabilities [Abstract]
Redeemable financial liabilities		€ 85.3	124.3	205.7
Non-current financial liabilities at FVTPL, total		85.3	124.3	205.7
Subsidies		3.6	3.2	3.6
Payables on litigation settlement		0.0	59.7	0.0
Other		24.9	32.5	56.8
Other non-current liabilities, total		28.5	95.4	60.4
Total other non-current liabilities		113.8	219.7	266.1
Interest expense on fair value of financial liability		177.2	377.9	288.4
Payments of redeemable financial liability		196.7	502.7	191.8
Redeemable financial liability		€ 201.0	€ 239.3	€ 356.8

[1]	As part of this resolution, we entered into a three-year Deferred Prosecution Agreement. Refer to Note 22 for detailed description. The remaining unpaid balance pursuant to the Deferred Prosecution Agreement was reversed from provisions and recorded in other current liabilities and other non-current liabilities.